Treasury Shares - Summary of Holding of Treasury Shares (Detail) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€) shares
Disclosure Of Holding Of Treasury Shares [Line Items]
January 1, 2026 (Nominal values) | €	€ 80
Acquired from third parties (Nominal values) | €	68
Transferred under stock incentive programs (Nominal values) | €	(79)
June 30, 2026 (Nominal values) | €	€ 69
January 1, 2026 (Holding) | shares	597,096
Acquired from third-parties (Holding) | shares	505,418
Transferred under stock incentive programs (Holding) | shares	(585,872)
June 30, 2026 (Holding) | shares	516,642
January 1, 2026 (Holding in % of total outstanding shares)	1.00%
Acquired from third parties (Holding in % of total outstanding shares)	0.00%
Transferred under stock incentive programs (Holding in % total outstanding shares)	0.00%
June 30, 2026 (Holding in % of total outstanding shares)	0.80%